Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
	2024 US$’000	2023 US$’000	2022 US$’000
Hafnia Vessels and TC Vessels
Revenue from time charter	132,505	134,436	73,824
Revenue from voyage charter	1,803,091	1,781,036	1,852,727
	1,935,596	1,915,472	1,926,551
External Vessels in Disponent-Owner Pools
Revenue from voyage charter	933,051	756,234	—
	2,868,647	2,671,706	1,926,551

The following table summarizes the lease and non-lease components of revenue from time charters during the financial years ended 31 December 2024, 2023 and 2022. These figures are not readily quantifiable as the Group’s contracts under time charter arrangements do not separate these components. The Group has estimated these amounts by reference to an approximation of the fair market value of vessel operating expenses for the non-lease component.

	2024 US$’000	2023 US$’000	2022 US$’000
Lease component of revenue from time charter	92,180	94,078	48,322
Non-lease component of revenue from time charter	40,325	40,358	25,502
Total revenue	132,505	134,436	73,824